Finance Debt - Lines of Credit (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Foreign countries [member]
Disclosure of long term debt [line items]
Amount Available (Lines of Credit)	$ 8,900
Used	350
Balance	$ 8,550
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [member]
Disclosure of long term debt [line items]
Date	Mar. 07, 2018
Maturity	Feb. 7, 2023
Amount Available (Lines of Credit)	$ 4,350
Balance	$ 4,350
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [member]
Disclosure of long term debt [line items]
Date	Mar. 27, 2019
Maturity	Feb. 27, 2024
Amount Available (Lines of Credit)	$ 3,250
Balance	$ 3,250
Foreign countries [member] | Petrobras Global Trading BV [member] | BNP Paribas [member]
Disclosure of long term debt [line items]
Date	Dec. 22, 2016
Maturity	Jan. 09, 2021
Amount Available (Lines of Credit)	$ 350
Used	310
Balance	$ 40
Foreign countries [member] | Petrobras Global Trading BV [member] | The Export - Import Bank of China [member]
Disclosure of long term debt [line items]
Date	Dec. 23, 2019
Maturity	Dec. 27, 2021
Amount Available (Lines of Credit)	$ 750
Balance	$ 750
Foreign countries [member] | Petroleo Brasileiro S-A [member] | New Development Bank [member]
Disclosure of long term debt [line items]
Date	Aug. 27, 2018
Maturity	Aug. 27, 2022
Amount Available (Lines of Credit)	$ 200
Used	40
Balance	160
Brazil member
Disclosure of long term debt [line items]
Amount Available (Lines of Credit)	1,570
Balance	$ 1,570
Brazil member | Petroleo Brasileiro S-A [member] | Banco Do Brasil financial institution one [member]
Disclosure of long term debt [line items]
Date	Mar. 23, 2018
Maturity	Jan. 26, 2023
Amount Available (Lines of Credit)	$ 496
Balance	$ 496
Brazil member | Petroleo Brasileiro S-A [member] | Bradesco [member]
Disclosure of long term debt [line items]
Date	Jun. 01, 2018
Maturity	May. 31, 2023
Amount Available (Lines of Credit)	$ 496
Balance	$ 496
Brazil member | Petroleo Brasileiro S-A [member] | Banco Do Brasil financial institution two [member]
Disclosure of long term debt [line items]
Date	Oct. 04, 2018
Maturity	Sep. 05, 2025
Amount Available (Lines of Credit)	$ 496
Balance	$ 496
Brazil member | Petrobras Transporte S.A.-Transpetro [member] | Caixa Economica Federal [member]
Disclosure of long term debt [line items]
Date	Nov. 23, 2010
Maturity	Not defined
Amount Available (Lines of Credit)	$ 82
Balance	$ 82